Commitments and Contingencies	9 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 10: COMMITMENTS AND CONTINGENCIES

Effective June 21, 2017, the Company entered into a separation agreement with an individual previously associated with the Company, at times as a consultant and as an employee at other times. Pursuant to the agreement, the Company agreed to pay regular bi-weekly checks beginning July 7, 2017 and ending September 15, 2017, for a total of six checks in the aggregate amount of $28,846. This obligation was fully paid as of September 30, 2017.